19) Financial assets and liabilities at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2020
Financial Assets And Liabilities At Fair Value Through Profit Or Loss Tables Abstract
Financial assets at fair value through profit or loss
a)	Financial assets at fair value through profit or loss

	R$ thousand
	On December 31
	2020	2019
Financial assets (1)
Brazilian government securities	215,945,004	200,835,878
Bank debt securities	10,668,517	14,984,397
Corporate debt and marketable equity securities	16,689,704	13,391,018
Mutual funds	6,516,477	5,518,833
Brazilian sovereign bonds	725,515	47,308
Foreign governments securities	626,079	471,153
Derivative financial instruments	24,815,393	14,511,190
Total	275,986,689	249,759,777

(1) In 2020 and 2019, no reclassifications were made of Financial Assets at fair value through profit or loss for other categories of financial assets.

Maturity
b)	Maturity

	R$ thousand
	On December 31
	2020	2019
Maturity of up to one year	60,438,153	22,695,708
Maturity of one to five years	165,430,418	162,184,205
Maturity of five to 10 years	28,103,378	44,090,948
Maturity of over 10 years	7,828,437	8,537,678
No stated maturity	14,186,303	12,251,238
Total	275,986,689	249,759,777

Liabilities at fair value through profit or loss
c)	Liabilities at fair value through profit or loss

	R$ thousand
	On December 31
	2020	2019
Derivative financial instruments	18,697,682	14,244,083
Total	18,697,682	14,244,083